GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 42,237,959	$ 42,197,663	$ 33,725,447